Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 636	$ 655
Variable Lease Payments	$ 708	$ 655
Percentage Of Variable Lease Payments To Lease Payments	49.00%	49.00%
Fixed Lease Payments	$ 732	$ 671
Variable lease payments excluded from the measurement of lease liabilities	$ 697	$ 647
Percentage Of Fixed Lease Payments To Lease Payments	51.00%	51.00%
Lease Payments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 1,440	$ 1,326